Stockholders' Equity	3 Months Ended
Nov. 30, 2013
Equity [Abstract]
Stockholders' Equity

NOTE 9 — STOCKHOLDERS EQUITY

PREFERRED STOCK:

Series A Convertible Preferred Stock.

The Company is authorized to issue up to 10,000,000 shares of preferred stock, in one or more series, and to determine the price, rights, preferences and privileges of the shares of each such series without any further vote or action by the stockholders. The rights of the holders of common stock will be subject to, and may be adversely affected by, the rights of the holders of any shares of preferred stock that may be issued in the future.

In January 2003, our Board of Directors authorized up to 4,500,000 shares of Series A Convertible Preferred Stock.  Each share of Series A Convertible Preferred stock has a par value of $0.001 and is convertible into one-half share of common stock in upon a cash payment by the holder to the Company of $0.40 per common share.  The Series A Convertible Preferred Stock is entitled to receive, in preference to the common stock, of noncumulative dividends, if declared by the Board of Directors, and a claim on the Company's assets upon any liquidation of the Company senior to the common stock.  These preferred shares are not entitled to voting rights. There are presently outstanding 129,062 shares of Series A Preferred Stock.

On March 30, 2003, the Company completed the private placement of Units pursuant to the terms of a Unit Purchase Agreement (the “Units”) with accredited investors. Each Unit consists of the following underlying securities: (i) three shares of the Company’s common stock; (ii) one share of Series A Convertible Preferred Stock, par value $.001 per share; and (iii) one three-year warrant to purchase one share of common stock at a per share price of $0.30. The warrants expired on March 31, 2006. Each share of Series A Convertible Preferred Stock is convertible into one half share of the Company’s common stock in exchange for $0.40 per common share ($.20 for each Series A Convertible Preferred share converted). The securities underlying the Units are not to be separately tradable or transferable apart from the Units until such time as determined by the Company’s Board of Directors. A total of 4,032,743 Units were issued. As of November 30, 2013 and August 31, 2013, there were 129,062 and 129,062 Units outstanding that had not been separated, respectively. These units are presented as their underlying securities on our balance sheet and consist of 64,531 shares of Series A Preferred Stock and 96,797 shares of common stock which is included in the issued and outstanding shares.

Below is a table detailing the outstanding Series A Convertible Preferred Stock shares outstanding during the last two fiscal years:

	Preferred	Number of		Weighted Avg.
	Shares	Common Shares	Proceeds if	Per Common Sh.
	Outstanding	Convertible	Converted	Exercise Price
Outstanding, August 31, 2012	129,062	64,531	$25,812	$0.40

Expired/Retired	—	—	—	$—
Converted	—	—	—	$0.40
Issued	—	—	—	$—
Outstanding, August 31, 2013	129,062	64,531	$25,812	$0.40

Expired/Retired	—	—	—	$0.40
Converted	—	—	—	$—
Issued	—	—	—	$—
Outstanding, November 30, 2013	129,062	64,531	$25,812	$0.40

Series D Convertible Preferred Stock

In March 2013, our Board of Directors authorized up to 60,000 shares of Series D Convertible Preferred Stock. Each share of Series D Convertible stock has a par value of $0.001 and is convertible into 1,000 shares of common stock beginning after March 1, 2014. Each share of Series D Convertible Preferred Stock has a stated liquidation value of $80.25. Each shares of Series D Convertible Preferred Stock shall have voting rights as stated below:

March 1, 2013 to February 28, 2014, 400 votes per share;

March 1, 2014 to February 28, 2015, 800 votes per share;

March 1, 2015 to February 28, 2016, 1,200 votes per share;

March 1, 2016 to February 28, 2017, 1,600 votes per share;

March 1, 2017 and after, 2,000 votes per share;

On March 22, 2013, the Company issued 58,564 shares of Series D Convertible Preferred Stock to acquire 100% of the outstanding common stock of Dotolo. On March 22, 2013 the issued shares had a fair market value of $585,640 based on the fair market value of the underlying common stock shares.

Below is a table detailing the outstanding Series D Convertible Preferred Stock shares outstanding during the last two fiscal years:

	Preferred	Number of		Weighted Avg.
	Shares	Common Shares	Proceeds if	Per Common Sh.
	Outstanding	Convertible	Converted	Exercise Price
Outstanding, August 31, 2012	-	-	$ -	$ -

Expired/Retired	-	-	-	$ -
Converted	-	-	-	$ -
Issued	58,564	58,564,000	-	$ 80.25
Outstanding, August 31, 2013	58,564	58,564,000	$ -	$ -

Expired/Retired	-	-	-	$ -
Converted	-	-	-	$ -
Issued	-	-	-	$ -
Outstanding, November 30, 2013	58,564	58,564,000	$ -	$ 80.25

SUBSCRIBED COMMON STOCK:

As of November 30, 2013 and August 31, 2013, there were no shares of subscribed stock issuable.

COMMON STOCK:

Below are recent sales of unregistered securities:

Date of Sale	Proceeds from Sale	Further Description and Remarks
April 26, 2012	$10,000	On April 26, 2012, the Company sold 250,000 shares of common stock to a non-related accredited investor at $0.04 per share.
October 15, 2012	$20,000	On October 15, 2012, the Company sold 1,000,000 shares of common stock to a non-related accredited investor at $0.02 per share.
January 6, 2013	$20,000	On January 6, 2013, the Company sold 2,000,000 shares of common stock to three non-related accredited investors at $0.01 per share.
February 8, 2013	$0	On February 8, 2013, Anthony Silverman, our former president and CEO, converted a promissory note in the amount of $10,242 in principal and interest into 1,024,164 shares of common stock at $0.01 per share.
June 17,2013	$10,000	On June 17, 2013, the Company sold 2,000,000 shares of common stock to an affiliated accredited investors at $0.005 per share.
July 17, 2013	$20,000	On July 17, 2013, the Company sold 4,000,000 shares of common stock to an affiliated accredited investors at $0.005 per share.
August 8, 2013	$36,000	On August 8, 2013, the Company sold 6,000,000 shares of common stock to an affiliated accredited investors at $0.006 per share.
September 11, 2013	$10,000	On September 11, 2013, the Company sold 1,500,000 shares of common stock to an affiliated accredited investors at $0.00667 per share.
October 3, 2013	$0	On October 3, 2013, an unrelated accredited investor converted $15,620 in principal from a convertible promissory note into 4,000,000 shares of common stock at $0.03905 per share.

NON-CONTROLLING INTEREST

On February 27, 2009, in connection with the Technology Agreement we entered into with Institut für Umwelttechnologien GmbH, a German Company (“IUT”) whereunder the parties have agreed that the Company’s marketing rights have been transferred to its subsidiary, Oncologix Corporation and have issued IUTM 10% of the equity ownership of that subsidiary. As of February 27, 2009, the value of the non-controlling interest was $212. It was determined at August 31, 2010 the value of the investment in IUTM was impaired. Accordingly, we recorded an impairment loss in the amount of $3,186 for the year ended August 31, 2010. As of November 30, 2013, as a result of the disposition of Oncologix Corporation, we do not have to recognize a non-controlling interest.

WARRANTS:

The following table summarizes warrant activity in fiscal 2014 and 2013:

		Weighted Avg.
	Number	Exercise Price
Outstanding, August 31, 2012	-	-
Expired/Retired	-	-
Exercised	-	-
Issued	7,000,000	0.012
Outstanding, August 31, 2013	7,000,000	-

Expired/Retired	-	-
Exercised	-	-
Issued	4,500,000	0.012
Outstanding, November 30, 2013	11,500,000	0.012

The fair value of warrants granted is estimated using the Black-Scholes option pricing model. This model utilizes the following factors to calculate the fair value of options granted: (i) annual dividend yield, (ii) weighted-average expected life, (iii) risk-free interest rate and (iv) expected volatility. The warrants were expensed and accounted for under ASC 718.

The fair value for these warrants was estimated as of the date of grant using a Black-Scholes option-pricing model with the following assumptions:

	Three Months Ended November 30,
	2013	2012
Volatility………………………………………………………………………	329% - 380%	-
Risk free rate……………………………………………………………….	0.25%	0.00%
Expected dividends……………………………………………………………	None	None
Expected term (in years)…………………………………………………..	3 years	-

Details relative to the 11,500,000 immediately exercisable outstanding warrants at November 30, 2013 are as follows:

		Weighted
		Average
Date of	Number	Exercise	Remaining	Expiration
Grant	of Shares	Price	Exercise Life	Date

Fourth quarter of fiscal 2013	7,000,000	$ 0.012	3 to 4 years	July-17

Outstanding, August 31, 2013	7,000,000

First quarter of fiscal 2014	4,500,000	$ 0.012	3 years	November-17

Outstanding, November 30, 2013	11,500,000

On August 1, 2013, the company issued 1,000,000 four-year cashless warrants as additional consideration for the acquisition of AOM. These warrants expire four years after the date of issuance and have an exercise rate of $.015.

On August 5, 2013, the company issued 6,000,000 three-year cashless warrants, to a related party, as finder’s fees related to a working capital investment. These warrants expire three years after the date of issuance and have an exercise rate of $.012.

On September 11, 2013, the company issued 1,500,000 three-year cashless warrants, to a related party, as finder’s fees related to a working capital investment. These warrants expire three years after the date of issuance and have an exercise rate of $.015.

On November 8, 2013, the company issued 3,000,000 three-year cashless warrants, to an unrelated party, as finder’s fees related to a working capital investment. These warrants expire three years after the date of issuance and have an exercise rate of $.01.

The remaining contractual life of warrants outstanding as of November 30, 2013 was 2.85 years. Warrants for the purchase of 11,500,000 and nil shares were immediately exercisable on November 30, 2013 and 2012, respectively with a weighted-average price of $0.012 and nil per share.

STOCK OPTIONS:

ASC 718 requires the estimation of forfeitures when recognizing compensation expense and that this estimate of forfeitures be adjusted over the requisite service period should actual forfeitures differ from such estimates. Changes in estimated forfeitures are recognized through a cumulative adjustment, which is recognized in the period of change and which impacts the amount of unamortized compensation expense to be recognized in future periods.

ASC 718 requires that modification of the terms or conditions of an equity award is to be treated as an exchange of the original award for a new award. This event is accounted for as if the entity repurchases the original instrument by issuing a new instrument of equal or greater value, incurring additional compensation cost for any incremental value.

2000 Stock Incentive Plan

The Company is authorized to issue up to 7,500,000 shares of common stock under its 2000 Stock Incentive Plan. Shares may be issued as incentive stock options, non-statutory stock options, deferred shares or restricted shares. Options are granted at the fair market value of the common stock on the date of the grant and have terms of up to ten years. The 2000 Stock Incentive Plan also provides for an annual grant of options to members of our Board of Directors. For fiscal years ended August 31, 2008 through 2012, our Board of Directors elected to waive the grant of these annual options. We have 6,512,003 shares of common stock available for future issuance under our 2000 Stock Incentive Plan as of November 30, 2013. This plan has been approved by our shareholders.

During the three months ended November 30, 2013 and 2012, we granted nil and nil options from the stock incentive plan described above, respectively. During the three months ended November 30, 2013 and 2012, nil and nil options were exercised, respectively. During the three months ended November 30, 2013 and 2012, 69,585 and 15,000 options expired, respectively. During the three months ended November 30, 2013 and 2012, $0 and $0 was expensed as stock based compensation, respectively.

			Weighted Average
	Number of	Option Price	Exercise Price
	Options Granted	Per Share	Per Share

Outstanding, August 31, 2012	297,085	$0.12 - $5.16	$ 1.43
Granted	-	-	-
Exercised	-	-	-
Cancelled	(80,000)	$1.60 - $5.16	2.42
Outstanding, August 31, 2013	217,085	$0.12 - $2.00	$ 1.12
Granted
Exercised	-	-	-
Cancelled	(69,585)	$1.36 - $1.60	1.47
Outstanding, November 30, 2013	147,500	$0.12 - $2.00	$ 0.98

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between our closing stock price on the last trading day of the first quarter of fiscal 2014 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on November 30, 2013.

Expected volatility is based primarily on historical volatility. Historical volatility is computed using weekly average pricing observations for an applicable historic period. We believe this method produces an estimate that is representative of our expectations of the future volatility over the expected term of our options. We currently have no reason to believe future volatility over the expected life of these options is likely to differ materially from historical volatility. The weighted-average expected life is based upon share option exercises, pre and post vesting terminations and share option term expirations. The risk-free interest rate is based on the U.S. treasury security rate estimated for the expected life of the options at the date of grant.

	Options	Options
	Outstanding	Exercisable
Number of options	147,500	147,500
Aggregate intrinsic value of options	$ -	$ -
Weighted average remaining contractual term (years)	1.57	1.57
Weighted average exercise price	$ 0.98	$ 0.98

2013 Omnibus Incentive Plan

The Company is authorized to issue up to 10,000,000 shares of common stock under its 2013 Omnibus Incentive Plan to employees, officers, directors and consultants. The issuance adoption of this plan has been approved by the Company’s Board of Directors on May 20, 2013. This plan has not been approved by the Company’s shareholders and consequently, we cannot issue Stock Options to employees and directors at this time. Any options are granted at the fair market value of the common stock on the date of the grant and have terms of up to ten years. We have 10,000,000 shares of common available for future issuance under our 2013 Omnibus Incentive Plan as of November 30, 2013. Under the 2013 Omnibus Incentive Plan the price of the granted common stock options are equal to the fair market value of such shares on the date of grant.

On September 11, 2013, we issued 1,000,000 S-8 shares to a consultant in payment for investor relations work for the Company. We have 9,000,000 shares of common stock available for future issuance under our 2013 Omnibus Incentive Plan as of November 30, 2013.